Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 49,466	$ 81,151
Restricted cash	2,598	5,307
Accounts receivable, net	12,853	12,810
Due from related parties, short term	14,714	13,931
Prepaid expenses and other current assets	6,972	6,534
Total current assets	86,603	119,733
Vessels, net	1,177,671	1,250,043
Goodwill	1,579	1,579
Other long-term assets	3,450	900
Deferred dry dock and special survey costs, net	28,577	20,871
Investment in affiliates	116,136	125,062
Due from related parties, long-term	54,218	54,593
Total non-current assets	1,381,631	1,453,048
Total assets	1,468,234	1,572,781
Current liabilities
Accounts payable	4,456	3,862
Accrued expenses	13,375	12,211
Due to related parties, short-term	10,064	17,107
Deferred revenue	5,833	5,028
Current portion of long-term debt, net of deferred finance costs	48,803	36,410
Total current liabilities	82,531	74,618
Long-term debt, net of current portion, premium and net of deferred finance costs	974,588	1,028,959
Deferred gain on sale of assets	6,356	6,729
Total non-current liabilities	980,944	1,035,688
Total liabilities	1,063,475	1,110,306
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 1,000 series C shares issued and outstanding as of June 30, 2018 and December 31, 2017	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 145,244,205 and 152,107,905 issued and outstanding as of June 30, 2018 and December 31, 2017, respectively	14	15
Additional paid-in capital	506,890	518,071
Accumulated deficit	(102,145)	(55,611)
Total stockholders' equity	404,759	462,475
Total liabilities and stockholders' equity	$ 1,468,234	$ 1,572,781